Note 17 - Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
	2010	2011	2012

Current assets	7,432,566	7,732,697	10,912,327
Long-term assets	167,386,946	217,878,004	242,007,329
Current liabilities	8,002,899	16,908,232	6,051,142
Long-term liabilities	65,834,481	107,737,239	127,316,330
Members’ contributions	105,750,000	105,750,000	132,000,000
Voyage revenue	4,479,908	29,233,585	27,428,223
Net revenue	4,367,197	28,107,669	26,216,805
Operating income / (loss)	(3,388,490)	6,357,218	(2,018,854)
Net loss	(4,017,868)	(16,902)	(8,413,047)